General Information (Details) - USD ($)		1 Months Ended		6 Months Ended
	Jan. 04, 2021	Aug. 31, 2022	Feb. 17, 2022	Jun. 30, 2022	Aug. 30, 2022	Jun. 16, 2022	May 03, 2022	Jan. 19, 2022	Oct. 31, 2020
General Information (Details) [Line Items]
Affiliates percentage				100.00%
Acquired percentage	50.01%								50.03%
Ordinary share issued			664.0547		1,463,619			1,765
Reverse share split, description			the Company’s Board of Directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664.0547 (prior to adjustments for subsequent reverse share split) Ordinary Shares of the Company for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), resulting in an aggregate issuance by the Company as of such date of 6,630,547 (prior to adjustments for subsequent reverse share split) Ordinary Shares.
Ordinary shares received						$ 1.85	$ 0.806
Over-Allotment Option [member] | Non-Adjusting Events After Reporting Period [member]
General Information (Details) [Line Items]
Gross proceeds		$ 15,500,000
Purex and Medigus [member]
General Information (Details) [Line Items]
Outstanding shares, percentage	50.03%
Mr. Hakmon [member]
General Information (Details) [Line Items]
Outstanding shares, percentage	49.97%
Over-Allotment Option [member] | Non-Adjusting Events After Reporting Period [member]
General Information (Details) [Line Items]
Ordinary share issued		3,717,473
Issued of warrants		$ 3,717,473
Per share value		$ 4.16
Purchase of warrants		425,912
Warrant per share		$ 0.01
Exercise price of warrants		$ 4.04
Initial Public Offering [member] | Non-Adjusting Events After Reporting Period [member]
General Information (Details) [Line Items]
Gross proceeds		$ 15,500,000
Ordinary share issued		3,717,473
Purchase of warrants		4,143,385